TAXATION (Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	¥ 24,619	¥ 25,323	¥ 23,648
Increases related to current tax positions	2,042	5,941	1,675
Decrease due to disposal of subsidiaries (Note 25)	0	(6,645)	0
Decrease due to deregistration of subsidiary	(415)	0	0
Unrecognized tax benefits, end of year	¥ 26,246	¥ 24,619	¥ 25,323